Financial Instruments - Narrative (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Monetary assets and liabilities denominated in foreign currency [line items]
Derivative financial instruments income (cost), net	$ 1,847,560	$ (5,718,861)
Financial Liabilities At Fair Value Through Other Comprehensive Income Category | Derivative financial instruments | Cash flow hedges
Monetary assets and liabilities denominated in foreign currency [line items]
Financial liabilities	$ (98,621,674)		$ (99,768,509)